Property, plant and equipment	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

19.	Property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Office Building	Total
Gross block
At April 1, 2023	228	318,321	2,480	71,595	25,212	-	417,836
Additions	-	26,598	64	22,392	393	-	49,447
Disposals/adjustment	-	(9,975)	-	(2,046)	(2)	-	(12,023)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-
At March 31, 2024	228	334,944	2,544	91,941	25,603	-	455,260
On account of business combination	-	3,197	909	47	846	41,036	46,035
Additions	955	39,548	93	23,838	1,944	-	66,378
Disposals/adjustment	-	(15,562)	-	(21,817)	(758)	-	(38,137)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-
At March 31, 2025	1,183	362,127	3,546	94,009	27,635	41,036	529,536

Depreciation
At April 1, 2023	227	309,248	2,060	36,512	23,947	-	371,994
Charge for the year	-	5,591	121	13,868	756	-	20,336
Disposals/adjustment	-	(9,975)	-	(930)	-	-	(10,905)
Effects of movements in foreign exchange rates	-	-	-	-	-		-
At March 31, 2024	227	304,864	2,181	49,450	24,703	-	381,425
Charge for the year	53	21,096	205	18,124	926	367	40,771
Disposals/adjustment	-	(15,527)	-	(13,188)	(769)	-	(29,484)
Effects of movements in foreign exchange rates	-	-	-	-	-		-
At March 31, 2025	280	310,433	2,386	54,386	24,860	367	392,712

Net block
At March 31, 2024	1	30,080	363	42,491	900	-	73,835
At March 31, 2025	903	51,694	1,160	39,623	2,775	40,669	136,824

The carrying value of vehicles held under vehicle loan have a gross book value of INR 65,291 (March 31, 2024: INR 50,828), depreciation charge for the year of INR 14,755 (March 31, 2024: INR 12,323), accumulated depreciation of INR 26,460 (March 31, 2024: INR 16,806), net book value of INR 38,831 (March 31, 2024: INR 34,022). Vehicles are pledged as security against the related vehicle loan.

During the year ended March 31, 2025, the Group has taken overdraft facility which is fully secured against pari passu charges on all property, plant and equipment of “Yatra Online Limited”, “Globe All India Services Limited” and “Yatra for Business Private Limited”.

Refer note No. 38 for disclosure on contractual commitments for the acquisition of property, plant and equipment.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)